AQR Trend Total Return Fund Average Annual Total Returns		12 Months Ended	49 Months Ended	60 Months Ended	67 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	11.56%	14.42%			14.82%
ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.92%	3.17%	2.86%	2.53%	2.18%
50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.99%	8.01%
I
Prospectus [Line Items]
Average Annual Return, Percent		23.26%	24.04%
Performance Inception Date	Dec. 16, 2021
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.87%	19.47%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.91%	16.95%
N
Prospectus [Line Items]
Average Annual Return, Percent		22.88%	23.73%
Performance Inception Date	Dec. 16, 2021
R6
Prospectus [Line Items]
Average Annual Return, Percent		23.41%	24.18%
Performance Inception Date	Dec. 16, 2021